Supplement dated June 30, 2022, to the Loomis Sayles Funds Statements of Additional Information, dated February 1, 2022 and May 1, 2022, Natixis Funds Statements of Additional Information, dated February 1, 2022, April 1, 2022, May 1, 2022, June 1, 2022 and the Natixis ETFs Statements of Additional Information, dated May 1, 2022 (together, the “Statements of Additional Information”), as may be revised or supplemented from time to time, for the following funds:

AEW Global Focused Real Estate Fund	Loomis Sayles Small/Mid Cap Growth Fund
AlphaSimplex Global Alternatives Fund	Loomis Sayles Strategic Alpha Fund
AlphaSimplex Managed Futures Strategy Fund	Loomis Sayles Strategic Income Fund
Gateway Fund	Mirova Global Green Bond Fund
Gateway Equity Call Premium Fund	Mirova Global Sustainable Equity Fund
Loomis Sayles Bond Fund	Mirova International Sustainable Equity Fund
Loomis Sayles Core Plus Bond Fund	Mirova U.S. Sustainable Equity Fund
Loomis Sayles Credit Income Fund	Natixis Loomis Sayles Short Duration Income ETF
Loomis Sayles Fixed Income Fund	Natixis Oakmark Fund
Loomis Sayles Global Allocation Fund	Natixis Oakmark International Fund
Loomis Sayles Global Bond Fund	Natixis Sustainable Future 2015 Fund®
Loomis Sayles Global Growth Fund	Natixis Sustainable Future 2020 Fund®
Loomis Sayles Growth Fund	Natixis Sustainable Future 2025 Fund®
Loomis Sayles High Income Fund	Natixis Sustainable Future 2030 Fund®
Loomis Sayles High Income Opportunities Fund	Natixis Sustainable Future 2035 Fund®
Loomis Sayles Inflation Protected Securities Fund	Natixis Sustainable Future 2040 Fund®
Loomis Sayles Institutional High Income Fund	Natixis Sustainable Future 2045 Fund®
Loomis Sayles Intermediate Duration Bond Fund	Natixis Sustainable Future 2050 Fund®
Loomis Sayles International Growth Fund	Natixis Sustainable Future 2055 Fund®
Loomis Sayles Investment Grade Bond Fund	Natixis Sustainable Future 2060 Fund®
Loomis Sayles Investment Grade Fixed Income Fund	Natixis Sustainable Future 2065 Fund®
Loomis Sayles Limited Term Government and Agency Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Securitized Asset Fund	Natixis U.S. Equity Opportunities ETF
Loomis Sayles Senior Floating Rate and Fixed Income Fund	Natixis Vaughan Nelson Mid Cap ETF
Loomis Sayles Small Cap Growth Fund	Natixis Vaughan Nelson Select ETF
Loomis Sayles Small Cap Value Fund	Vaughan Nelson Mid Cap Fund
Vaughan Nelson Select Fund
Vaughan Nelson Small Cap Value Fund

Effective July 1, 2022, Martin T. Meehan has resigned from the Audit Committee of the Trusts and has been appointed as a member of the Contract Review Committee of the Trusts, and Kirk A. Sykes has resigned from the Contract Review Committee of the Trusts and has been appointed as a member of the Audit Committee of the Trusts.

Accordingly, effective July 1, 2022, the table in the sub-section “Trustees and Officers” within the section “Management of the Trust(s)” is hereby updated to reflect the above stated changes. In addition, the list of the members of the Audit Committee and Contract Review Committee in the sub-section “Leadership and Structure of the Board” within the section “Management of the Trust(s)” is hereby replaced with the following:

Audit Committee	Contract Review Committee
Cynthia L. Walker – Chairperson	Wendell J. Knox– Chairperson
Maureen B. Mitchell	Edmond J. English
James P. Palermo	Richard A. Goglia
Peter J. Smail	Martin T. Meehan
Kirk A. Sykes

As Chairman of the Board, Mr. Sirri is an ex officio member of each Committee.

Effective July 1, 2022, Michael C. Kardok has resigned as Treasurer, Principal Financial and Accounting Officer of the Trusts. Accordingly, effective immediately, all references to Mr. Kardok are removed from each of the Statements of Additional Information.

Effective July 1, 2022, Matthew J. Block has been appointed as Treasurer, Principal Financial and Accounting Officer of the Trusts. Accordingly, the “Officers of the Trust(s)” table located in the sub-section “Trustees and Officers” within the section “Management of the Trust(s)” in each of the Statements of Additional Information is hereby amended to include the following:

Name and Year of Birth	Position(s) Held with the Trust(s)	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years[2]
OFFICERS OF THE TRUST(S)
Matthew J. Block (1981)	Treasurer, Principal Financial and Accounting Officer	Since July 2022	Senior Vice President, Natixis Advisors, LLC and Natixis Distribution, LLC; formerly, Vice President, Assistant Treasurer, Natixis Advisors, LLC and Natixis Distribution, LLC; formerly, Managing Director, State Street Bank and Trust Company

[1]

Each officer of the Trust(s) serves for an indefinite term in accordance with the Trust’s(s’) current by-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

[2]

Each person listed above, except as noted, holds the same position(s) with the Fund Complex. Previous positions during the past five years with Natixis Distribution, LLC, Natixis Advisors, LLC or Loomis, Sayles & Company, L.P. are omitted, if not materially different from a Trustee’s or officer’s current position with such entity.